Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment, net

Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of estimated useful lives of intangible assets, net

Useful Life
Customer relationship	4 years
Technology know-hows	5 years
Non-compete agreements	6 years
Software copyright	6 years

Schedule of disaggregation of revenue

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	RMB	USD
Central processing advertising algorithm services	259,541,194	446,607,076	569,906,586	80,464,595
Mobile games	13,498,964	1,205,235	-	-
Sales of intelligent chips	221,412,120	138,247,781	10,109,828	1,427,397
Software development	34,798,386	-	-	-
Total revenues	529,250,664	586,060,092	580,016,414	81,891,992

Schedule of revenue by timing of transfer of goods or services

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	RMB	USD
Goods and services transferred at a point in time	494,452,278	586,060,092	580,016,414	81,891,992
Services transferred over time	34,798,386	-	-	-
Total revenues	529,250,664	586,060,092	580,016,414	81,891,992

Schedule of revenue by geographic locations

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	RMB	USD
Mainland PRC revenues	273,368,282	448,978,186	540,294,309	76,262,305
Hong Kong revenues	34,798,386	-	29,612,277	4,202,290
International revenues	221,083,996	137,081,906	10,109,828	1,427,397
Total revenues	529,250,664	586,060,092	580,016,414	81,891,992

Schedule of noncontrolling interests

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Shanghai Weimu	1,632,001	3,065,579	432,826
Viwo Tech	148,604	741,356	104,671
Vize Technology Limited	(70)	(9,073)	(1,281)
Total noncontrolling interests	1,780,535	3,797,862	536,217